[FIRST INVESTORS LOGO]

    SINGLE STATE INSURED
    TAX FREE


                ARIZONA FUND

                CALIFORNIA FUND

                COLORADO FUND

                OREGON FUND






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   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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   THE DATE OF THIS

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                               P R O S P E C T U S
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                                                                  IS MAY 1, 2005


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CONTENTS
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OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Free Funds?............................  4

       Objectives............................................................  4

       Principal Investment Strategies.......................................  4

       Principal Risks.......................................................  4

Who should consider buying a Single State Insured Tax Free Fund?.............  6

How have the Single State Insured Tax Free Funds performed?..................  7

       Arizona ..............................................................  8

       California ...........................................................  9

       Colorado ............................................................. 10

       Oregon ............................................................... 11

What are the fees and expenses of the Single State Insured Tax Free Funds?... 12

THE FUNDS IN DETAIL

What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies, and principal risks?............ 15

Who manages the Single State Insured Tax Free Funds?......................... 19

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 20

How do I buy shares?......................................................... 20

What are the sales charges?.................................................. 22

Are sales charge discounts available?........................................ 24

How do I sell shares?........................................................ 26

Can I exchange my shares for the shares of other First Investors Funds?...... 27

What are the Funds' policies on frequent trading in the shares of the Funds?. 27

What are the risks of frequent trading in the shares of the Funds?........... 27

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 28

What about taxes?............................................................ 28

How do I obtain a complete explanation of all account privileges and policies?................................................................ 29

FINANCIAL HIGHLIGHTS ........................................................ 30

       Arizona .............................................................. 31

       California ........................................................... 33

       Colorado ............................................................. 35

       Oregon ............................................................... 37




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                                       3
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--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

OBJECTIVES:

The Arizona, California, Colorado and Oregon Funds of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

PRINCIPAL INVESTMENT STRATEGIES:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Arizona Fund generally invests in Arizona municipal securities, the California Fund generally invests in California municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

PRINCIPAL RISKS:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|_| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|_| Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

|_| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|_| Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------

                                    ARIZONA

[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

18.41%  3.69%   9.28%   6.17%   -1.88%  10.89%  4.56%   10.12%  4.77%   3.51%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 8.03% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.23% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS A            CLASS B
                                                1 YEAR           5 YEARS         (10 YEARS)     (LIFE OF CLASS*)
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                             -2.42%            5.46%            6.20%               N/A

Return After Taxes on Distributions             -2.47%            5.39%            6.17%               N/A

Return After Taxes on Distributions and         -0.19%            5.18%            5.97%               N/A
Sale of Fund Shares
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                             -1.29%            5.59%             N/A               6.09%
-------------------------------------------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond Index             4.48%            7.20%            7.05%              7.05%
(reflects no deduction for fees, expenses
or taxes)

Merrill Lynch Municipal Securities Master        5.45%            8.70%            7.58%              7.58%
Index**  (reflects no deduction for fees,
expenses or taxes)
-------------------------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO
12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY
AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A
COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------

                                   CALIFORNIA

[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


18.16%  3.91%   9.66%   6.31%   -2.88%  13.56%  3.78%   10.53%  4.45%   3.96%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.28% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.99% (FOR THE QUARTER ENDED JUNE 30, 1999).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR         5 YEARS         CLASS A            CLASS B
                                                                                 (10 YEARS)     (LIFE OF CLASS*)
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                -2.00%          5.91%           6.36%               N/A

Return After Taxes on Distributions                -2.00%          5.74%           6.12%               N/A

Return After Taxes on Distributions                -0.03%          5.49%           5.95%               N/A
and Sale of Fund Shares
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                -0.85%          6.06%            N/A               6.26%
-------------------------------------------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond Index                4.48%          7.20%           7.05%              7.05%
(reflects no deduction for fees,
expenses or taxes)

Merrill Lynch Municipal Securities                  5.45%          8.70%           7.58%              7.58%
Master Index**  (reflects no deduction
for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO
12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY
AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A
COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------

                                    COLORADO

[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


18.25%  4.57%   9.37%   6.27%   -2.15%  11.71%  5.24%   10.76%  5.09%   3.51%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.79% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.53% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------------------
                                                  1 YEAR       5 YEARS          CLASS A             CLASS B
                                                                               (10 YEARS)       (LIFE OF CLASS*)
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                               -2.46%        5.94%            6.50%                N/A

Return After Taxes on Distributions               -2.46%        5.91%            6.48%                N/A

Return After Taxes on Distributions and Sale      -0.26%        5.62%            6.25%                N/A
of Fund Shares
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                               -1.22%        6.09%             N/A                6.41%
-------------------------------------------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond Index              4.48%         7.20%            7.05%               7.05%
(reflects no deduction for fees,
expenses or taxes)

Merrill Lynch Municipal Securities                5.45%         8.70%            7.58%               7.58%
Master Index**  (reflects no deduction
for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO
12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY
AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A
COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------

                                     OREGON


[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


17.99%  3.68%   9.97%   6.29%   -1.95%  11.04%  4.05%   10.04%  4.63%   2.78%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.62% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.45%
(FOR THE QUARTER ENDED JUNE 30, 1999).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------------------
                                                                                CLASS A             CLASS B
                                                  1 YEAR       5 YEARS         (10 YEARS)       (LIFE OF CLASS*)
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                               -3.10%        5.20%            6.09%                N/A

Return After Taxes on Distributions               -3.10%        5.20%            6.09%                N/A

Return After Taxes on Distributions and Sale      -0.73%        4.96%            5.87%                N/A
of Fund Shares
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                               -2.04%        5.35%             N/A                6.00%
-------------------------------------------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond Index              4.48%         7.20%            7.05%               7.05%
(reflects no deduction for fees, expenses or
taxes)

Merrill Lynch Municipal Securities Master         5.45%         8.70%            7.58%               7.58%
Index**  (reflects no deduction for fees,
expenses or taxes)
-------------------------------------------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO
12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY
AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A
COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               Class A Shares          Class B Shares

--------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*              5.75%                    None
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                                  None**                   4.00%***
--------------------------------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES
CHARGE.

***4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER
EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------
                                              Distribution                    Total
                                              and Service                  Annual Fund
                              Management        (12b-1)         Other       Operating                        Net
                                 Fees             Fees         Expenses     Expenses      Fee Waivers     Expenses
                                 (1)                             (2)           (2)            (1)            (2)
-------------------------------------------------------------------------------------------------------------------
ARIZONA FUND
Class A Shares                  0.75%            0.25%          0.18%         1.18%          0.43%          0.75%
Class B Shares                  0.75%            1.00%          0.18%         1.93%          0.43%          1.50%

-------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
Class A Shares                  0.75%            0.25%          0.16%         1.16%          0.31%          0.85%
Class B Shares                  0.75%            1.00%          0.16%         1.91%          0.31%          1.60%

-------------------------------------------------------------------------------------------------------------------
COLORADO FUND
Class A Shares                  0.75%            0.25%          0.25%         1.25%          0.65%          0.60%
Class B Shares                  0.75%            1.00%          0.25%         2.00%          0.65%          1.35%

-------------------------------------------------------------------------------------------------------------------
OREGON FUND
Class A Shares                  0.75%            0.25%          0.21%         1.21%          0.36%          0.85%
Class B Shares                  0.75%            1.00%          0.21%         1.96%          0.36%          1.60%

-------------------------------------------------------------------------------------------------------------------

(1)    THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE
       MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING
       EXPENSES FOR CLASS A SHARES EXCEED 0.75% FOR ARIZONA FUND, 0.85% FOR CALIFORNIA FUND, 0.60% FOR COLORADO
       FUND, AND 0.85% FOR OREGON FUND, AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED
       1.50% FOR ARIZONA FUND, 1.60% FOR CALIFORNIA FUND, 1.35% FOR COLORADO FUND, AND 1.60% FOR OREGON FUND. THE
       BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

(2)    EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF
       CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER
       EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------------

                                  ONE YEAR          THREE YEARS          FIVE YEARS             TEN YEARS
-------------------------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES:
-------------------------------------------------------------------------------------------------------------------
ARIZONA FUND
Class A shares                     $647              $888                  $1,148                $1,888
Class B shares                     $553              $864                  $1,202                $2,024*

-------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
Class A shares                     $657              $893                  $1,148                $1,877
Class B shares                     $563              $870                  $1,203                $2,012*

-------------------------------------------------------------------------------------------------------------------
COLORADO FUND
Class A shares                     $633              $888                  $1,163                $1,945
Class B shares                     $537              $865                  $1,218                $2,080*

-------------------------------------------------------------------------------------------------------------------
OREGON FUND
Class A shares                     $657              $903                  $1,169                $1,927
Class B shares                     $563              $880                  $1,224                $2,062*

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                  ONE YEAR          THREE YEARS          FIVE YEARS             TEN YEARS
-------------------------------------------------------------------------------------------------------------------
IF YOU DO NOT REDEEM YOUR SHARES:
-------------------------------------------------------------------------------------------------------------------
ARIZONA FUND
Class A shares                     $647              $888                  $1,148                $1,888
Class B shares                     $153              $564                  $1,002                $2,024*

-------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
Class A shares                     $657              $893                  $1,148                $1,877
Class B shares                     $163              $570                  $1,003                $2,012*

-------------------------------------------------------------------------------------------------------------------
COLORADO FUND
Class A shares                     $633              $888                  $1,163                $1,945
Class B shares                     $137              $565                  $1,018                $2,080*

-------------------------------------------------------------------------------------------------------------------
OREGON FUND
Class A shares                     $657              $903                  $1,169                $1,927
Class B shares                     $163              $580                  $1,024                $2,062*

-------------------------------------------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

OBJECTIVES:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Arizona Fund generally invests in Arizona securities, the California Fund generally invests in California securities, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

INTEREST RATE RISK:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

CREDIT RISK:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)    A downturn in the national or local economy;

     (ii) Adverse political or regulatory developments at the state or federal level;

     (iii)  Erosion of taxes or other revenues supporting debt obligations;

     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

     (v)    Natural disasters, terrorist acts, or energy shortages;

     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

CONCENTRATION RISK:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

MARKET RISK:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

DERIVATIVE SECURITIES RISK:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

OTHER RISKS:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2004, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.6 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2004, FIMCO received advisory fees, net of waiver (if any), as follows: 0.33% of average daily net assets for Arizona Fund; 0.44% of average daily net assets for California Fund; 0.11% of average daily net assets for Colorado Fund; and 0.30% of average daily net assets for Oregon Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Directors/Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.


HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer

("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

-------------------------------------------------------------------------------------------------------------------
                                                   CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                          SALES CHARGE AS A PERCENTAGE OF     SALES CHARGE AS A PERCENTAGE OF NET
YOUR INVESTMENT                                   OFFERING PRICE*                       AMOUNT INVESTED*
-------------------------------------------------------------------------------------------------------------------
Less than $100,000                                      5.75%                                 6.10%
-------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                                     4.50                                  4.71
-------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                                     3.50                                  3.63
-------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999                                     2.50                                  2.56
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                      0**                                   0**
-------------------------------------------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN
INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN
OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY
GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER
DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                         CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                                OR NAV AT REDEMPTION

-------------------------------------------------------------------------------
Within the 1st or 2nd year                                4%
-------------------------------------------------------------------------------
Within the 3rd or 4th year                                3
-------------------------------------------------------------------------------
In the 5th year                                           2
-------------------------------------------------------------------------------
In the 6th year                                           1
-------------------------------------------------------------------------------
Within the 7th year and 8th year                          0
-------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of each Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of each Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. Each Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
ARIZONA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total from      Net              Net Realized   Total
                               Investment   and            Investment      Investment       Gains          Distributions
                               Income       Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A



2000             $12.71          $.644          $.698         $1.342        $.692               $--           $.692
2001              13.36           .616          (.012)          .604         .614                --            .614
2002              13.35           .574           .752          1.326         .571              .125            .696
2003              13.98           .552           .101           .653         .556              .087            .643
2004              13.99           .552          (.074)          .478         .550              .048            .598

CLASS B



2000             $12.71          $.541          $.690         $1.231        $.591              $--            $.591
2001              13.35           .514          (.009)          .505         .515               --             .515
2002              13.34           .470           .758          1.228         .463              .125            .588
2003              13.98           .445           .100           .545         .448              .087            .535
2004              13.99           .449          (.079)          .370         .442              .048            .490
--------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------------------------------

                  TOTAL            RATIOS/SUPPLEMENTAL DATA
                  RETURN

  NET             TOTAL RETURN*    NET             RATIO TO AVERAGE            RATIO TO AVERAGE            PORTFOLIO
  ASSET           (%)              ASSETS AT       NET ASSETS +                NET ASSETS                  TURNOVER
  VALUE AT END                     END OF                                      BEFORE EXPENSES             RATE (%)
  OF PERIOD                        PERIOD          Expenses     Net            WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   THOU-                        Income (%)     Expenses    Net
                                   SANDS)                                      (%)         Investment
                                                                                           Income (%)
  CLASS A



   $13.36            10.89          $   14,785         .60         5.01          1.12           4.49             42
    13.35             4.56              16,652         .65         4.55          1.20           4.00             36
    13.98            10.12              20,148         .75         4.19          1.17           3.77             28
    13.99             4.77              21,709         .75         3.95          1.20           3.50             43
    13.87             3.51              17,911         .75         3.96          1.18           3.53             15
  CLASS B



   $13.35             9.94                $823        1.40         4.21          1.92           3.69             42
    13.34             3.80               1,485        1.40         3.80          1.95           3.25             36
    13.98             9.34               2,111        1.50         3.44          1.92           3.02             28
    13.99             3.96               3,121        1.50         3.20          1.95           2.75             43
    13.87             2.71               2,523        1.50         3.21          1.93           2.78             15
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ARIZONA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total from      Net              Net Realized   Total
                               Investment   and            Investment      Investment       Gains          Distributions
                               Income       Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A



2000               $11.28          $.571        $.916         $1.487          $.600           $.157           $.757
2001                12.01          .544         (.095)          .449           .571            .028            .599
2002                11.86          .507          .719          1.226           .505            .111            .616
2003                12.47          .481          .063           .544           .479            .025            .504
2004                12.51          .480          .002           .482           .472             --             .472

CLASS B



2000               $11.27         $.469         $.933         $1.402          $.505           $.157           $.662
2001                12.01          .456         (.097)          .359           .481            .028            .509
2002                11.86          .413          .717          1.130           .409            .111            .520
2003                12.47          .387          .061           .448           .383            .025            .408
2004                12.51          .388         (.002)          .386           .376             --             .376
-------------- --------------- -------------- ------------- -------------- -------------- --------------- ----------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.


-------------------------------------------------------------------------------------------------------------------------

                  TOTAL            RATIOS/SUPPLEMENTAL DATA
                  RETURN

  NET             TOTAL RETURN*    NET             RATIO TO AVERAGE            RATIO TO AVERAGE            PORTFOLIO
  ASSET           (%)              ASSETS AT       NET ASSETS +                NET ASSETS                  TURNOVER
  VALUE AT END                     END OF                                      BEFORE EXPENSES             RATE (%)
  OF PERIOD                        PERIOD          Expenses     Net            WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   THOU-                        Income (%)     Expenses    Net
                                   SANDS)                                      (%)         Investment
                                                                                           Income (%)
  CLASS A



   $12.01           13.56              $14,765         .70           4.94        1.08           4.56             50
    11.86            3.78               17,449         .65           4.52        1.14           4.03             36
    12.47           10.53               23,240         .75           4.14        1.16           3.73             51
    12.51            4.45               26,977         .75           3.87        1.20           3.42             81
    12.52            3.96               25,873         .85           3.86        1.16           3.55             30

  CLASS B



   $12.01           12.74                 $692        1.50           4.14        1.88           3.76             50
    11.86            3.01                1,046        1.40           3.77        1.89           3.28             36
    12.47            9.67                2,523        1.50           3.39        1.91           2.98             51
    12.51            3.65                3,511        1.50           3.12        1.95           2.67             81
    12.52            3.15                3,046        1.60           3.11        1.91           2.80             30
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 CALIFORNIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COLORADO FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total from      Net              Net Realized   Total
                               Investment   and            Investment      Investment       Gains          Distributions
                               Income       Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A



2000               $12.24         $.640         $.752         $1.392          $.642            $--          $.642
2001                12.99          .619          .055           .674           .620           .014           .634
2002                13.03          .575          .801          1.376           .574           .082           .656
2003                13.75          .560          .126           .686           .556             --           .556
2004                13.88          .564         (.089)          .475           .555             --           .555

CLASS B



2000               $12.24         $.546         $.740         $1.286         $.546           $ --             $.546
2001                12.98          .544          .071           .615           .551         .014              .565
2002                13.03          .471          .797          1.268           .476         .082              .558
2003                13.74          .456          .122           .578           .448            --              .448
2004                13.87          .466         (.089)          .377           .447            --              .447
--------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------------------------

                  TOTAL            RATIOS/SUPPLEMENTAL DATA
                  RETURN

  NET             TOTAL RETURN*    NET             RATIO TO AVERAGE            RATIO TO AVERAGE            PORTFOLIO
  ASSET           (%)              ASSETS AT       NET ASSETS +                NET ASSETS                  TURNOVER
  VALUE AT END                     END OF                                      BEFORE EXPENSES             RATE (%)
  OF PERIOD                        PERIOD          Expenses     Net            WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   THOU-                        Income (%)     Expenses    Net
                                   SANDS)                                      (%)         Investment
                                                                                           Income (%)
  CLASS A



   $12.99             11.71             $5,139         .50         5.14          1.29           4.35           46
    13.03              5.24              7,268         .50         4.70          1.15           4.05           61
    13.75             10.76             10,027         .60         4.28          1.27           3.61           32
    13.88              5.09             11,956         .60         4.07          1.29           3.38           46
    13.80              3.51              9,705         .60         4.06          1.25           3.41            7

  CLASS B



   $12.98             10.78               $297        1.30         4.34          2.09           3.55           46
    13.03              4.56                419        1.25         3.95          1.90           3.30           61
    13.74              9.89              1,337        1.35         3.53          2.02           2.86           32
    13.87              4.28              1,678        1.35         3.32          2.04           2.63           46
    13.80              2.78              1,146        1.35         3.31          2.00           2.66            7
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   COLORADO FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OREGON FUND
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA


               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total from      Net              Net Realized   Total
                               Investment   and            Investment      Investment       Gains          Distributions
                               Income       Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A



  2000            $11.95         $.593          $.689         $1.282          $.602             $--           $.602
  2001             12.63          .573          (.067)          .506           .566              --            .566
  2002             12.57          .533           .707          1.240           .540              --            .540
  2003             13.27          .524           .078           .602           .522              --            .522
  2004             13.35          .513          (.152)          .361           .511              --            .511

CLASS B



  2000            $11.93         $.497          $.688         $1.185          $.505             $--           $.505
  2001             12.61          .477          (.057)          .420           .470              --            .470
  2002             12.56          .434           .700          1.134           .444              --            .444
  2003             13.25          .424           .092           .516           .426              --            .426
  2004             13.34          .414          (.159)          .255           .415              --            .415
--------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------------------------

                  TOTAL            RATIOS/SUPPLEMENTAL DATA
                  RETURN

  NET             TOTAL RETURN*    NET             RATIO TO AVERAGE            RATIO TO AVERAGE            PORTFOLIO
  ASSET           (%)              ASSETS AT       NET ASSETS +                NET ASSETS                  TURNOVER
  VALUE AT END                     END OF                                      BEFORE EXPENSES             RATE (%)
  OF PERIOD                        PERIOD          Expenses     Net            WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   THOU-                        Income (%)     Expenses    Net
                                   SANDS)                                      (%)         Investment
                                                                                           Income (%)
  CLASS A



   $12.63             11.04             $15,145        .60         4.89          1.22           4.27           37
    12.57              4.05              17,341        .65         4.50          1.20           3.95           37
    13.27             10.04              22,578        .75         4.12          1.21           3.66           32
    13.35              4.63              25,726        .75         3.94          1.22           3.47            4
    13.20              2.78              26,631        .75         3.89          1.21           3.43           15

  CLASS B



   $12.61             10.18              $1,226       1.40         4.09          2.02           3.47           37
    12.56              3.35               1,584       1.40         3.75          1.95           3.20           37
    13.25              9.16               3,155       1.50         3.37          1.96           2.91           32
    13.34              3.96               3,040       1.50         3.19          1.97           2.72            4
    13.18              1.96               2,695       1.50         3.14          1.96           2.68           15
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     OREGON FUND
--------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

SINGLE STATE INSURED
TAX FREE

        Arizona Fund

        California Fund

        Colorado Fund

        Oregon Fund


For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports: These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811- 4623)

[FIRST INVESTORS LOGO]





   SINGLE STATE INSURED
   TAX FREE


      CONNECTICUT FUND

      FLORIDA FUND

      MASSACHUSETTS FUND

      NEW JERSEY FUND

      NEW YORK FUND





--------------------------------------------------------------------------------
  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


THE DATE OF THIS
--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS
What are the Single State Insured Tax Free Funds?............................  3
    Objectives...............................................................  3
    Principal Investment Strategies..........................................  3
    Principal Risks..........................................................  3
Who should consider buying a Single State Insured Tax Free Fund?.............  5
How have the Single State Insured Tax Free Funds performed?..................  6
    Connecticut..............................................................  7
    Florida .................................................................  8
    Massachusetts ...........................................................  9
    New Jersey............................................................... 10
    New York................................................................  11
What are the fees and expenses of the Single State Insured Tax Free Funds?..  12

THE FUNDS IN DETAIL
What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies, and principal risks?............ 15
Who manages the Single State Insured Tax Free Funds?......................... 18

BUYING AND SELLING SHARES
How and when do the Funds price their shares?................................ 19
How do I buy shares?......................................................... 19
What are the sales charges?.................................................. 21
Are sales charge discounts available?........................................ 23
How do I sell shares?........................................................ 25
Can I exchange my shares for the shares of other First Investors Funds?...... 26
What are the Funds' policies on frequent trading in the shares of the Funds?  26
What are the risks of frequent trading in the shares of the Funds?........... 26

ACCOUNT POLICIES
What about dividends and capital gain distributions?......................... 27
What about taxes?............................................................ 27
How do I obtain a complete explanation of all account privileges and policies?.................................................................... 28

FINANCIAL HIGHLIGHTS ........................................................ 29
    Connecticut.............................................................. 30
    Florida ................................................................. 32
    Massachusetts ........................................................... 34
    New Jersey............................................................... 36
    New York................................................................. 38

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The New York Insured Tax Free Fund ("New York Fund") and the Connecticut, Florida, Massachusetts, and New Jersey Funds of the Multi-State Insured Tax Free Fund (collectively with the New York Fund, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the New York Fund generally invests in New York municipal securities, the New Jersey Fund generally invests in New Jersey municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. The Florida Fund invests only in municipal bonds that are not subject to the Florida intangible personal property tax (which may include municipal securities issued by U.S. commonwealths, possessions or territories). The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------
                                     CONNECTICUT


[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.18%  3.37%   8.77%   6.15%   -1.93%  10.45%   4.26%  9.86%   4.19%   3.76%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.41% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.21% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                      CLASS A        CLASS B
                                     1 YEAR 5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                  -2.24%   5.21%     5.86%         N/A

Return After Taxes on Distributions  -2.24%   5.14%     5.83%         N/A

Return After Taxes on                -0.15%   4.97%     5.66%         N/A
Distributions and Sale
of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                  -0.98%   5.34%      N/A         5.77%
--------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond        4.48%   7.20%     7.05%        7.05%
Index (reflects no deduction
for fees, expenses or
taxes)

Merrill Lynch                         5.45%   8.70%     7.58%        7.58%
Municipal Securities Master
Index** (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.
** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                      FLORIDA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.77%  3.34%   9.18%   6.09%   -2.93   11.61%  4.25%   10.48%  4.19    3.38%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

During the periods shown, the highest quarterly return was 7.39% (for the quarter ended March 31, 1995), and the lowest quarterly return was -2.84% (for the quarter ended June 30, 1999).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A        CLASS B
                                    1 YEAR  5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                  -2.55%   5.46%       6.06%          N/A

Return After Taxes on Distributions  -2.59%   5.28%       5.95%          N/A

Return After Taxes on                -0.35%   5.11%       5.78%          N/A
Distributions and Sale
of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                  -1.36%   5.59%        N/A          6.01%
--------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond        4.48%   7.20%       7.05%         7.05%
 Index (reflects no deduction
for fees, expenses or taxes)

Merrill Lynch Municipal Securities    5.45%   8.70%       7.58%         7.58%
Master Index**(reflects no
deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.
** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                    MASSACHUSETTS

[Bar chart Graphic Omitted]

The bar chart contains the following plot points:

17.07%  2.99%   8.27%   5.33%   -2.39%  11.83%  4.15%   10.26%  4.86%   2.74%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.54% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.71% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                      CLASS A        CLASS B
                                   1 YEAR    5 YEARS (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                 -3.19%    5.46%     5.76%          N/A

Return After Taxes on Distributions -3.19%    5.35%     5.61%          N/A

Return After Taxes on Distributions -0.80%    5.17%     5.51%          N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                 -1.99%    5.58%      N/A          5.69%
--------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond       4.48%    7.20%     7.05%         7.05%
Index (reflects no deduction
for fees, expenses or
taxes)

Merrill Lynch Municipal Securities   5.45%    8.70%     7.58%         7.58%
Master Index** (reflects no
deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.
** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                        NEW JERSEY

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

16.41%  3.09%   8.36%   5.84%   -2.05%  10.41%  4.06%   9.72%   4.28%   2.59%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.78% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.49% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                     1 YEAR  5 YEARS (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                   -3.30%  4.91%     5.54%         N/A

Return After Taxes on Distributions   -3.30%  4.79%     5.39%         N/A

Return After Taxes on Distributions   -0.85%  4.68%     5.30%         N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                   -2.25%  5.03%      N/A          5.43%
--------------------------------------------------------------------------------
INDEX
Lehman Brothers                        4.48%  7.20%     7.05%         7.05%
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)

Merrill Lynch Municipal Securities     5.45%  8.70%     7.58%         7.58%
Master Index** (reflects no
deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.
** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                       NEW YORK

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

15.45%  2.95%   7.82%   5.59%   -3.67%  12.41%  3.14%   10.45%  4.37%   2.44%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.62% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.71% (FOR THE QUARTER ENDED JUNE 30, 1999).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                     1 YEAR  5 YEARS (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                  -3.42%   5.24%   5.34%           N/A

Return After Taxes on Distributions  -3.42%   5.10%   5.19%           N/A

Return After Taxes on Distributions  -0.91%   4.96%   5.12%           N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                  -2.31%   5.38%    N/A           5.31%
--------------------------------------------------------------------------------
INDEX
Lehman Brothers Municipal Bond        4.48%   7.20%   7.05%          7.05%
Index (reflects no deduction
for fees, expenses or taxes)

Merrill Lynch Municipal Securities    5.45%   8.70%   7.58%          7.58%
Master Index** (reflects no
deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.
** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None**            4.00%***
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
**A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
***4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.


Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------------------------------------------------
                                                                      Total
                                      Distribution                    Annual
                                         and                           Fund
                       Management      Service          Other        Operating       Fee         Net
                        Fees           (12b-1)        Expenses        Expenses     Waivers    Expenses
                         (1)            Fees            (2)             (2)          (1)         (2)
------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
Class A Shares
Shares                  0.75%         0.25%          0.18%           1.18%           0.33%      0.85%
Class B Shares          0.75%         1.00%          0.18%           1.93%           0.33%      1.60%

------------------------------------------------------------------------------------------------------
FLORIDA FUND
Class A Shares          0.75%         0.25%          0.16%           1.16%           0.26%      0.90%
Class B Shares          0.75%         1.00%          0.16%           1.91%           0.26%      1.65%

------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A Shares          0.75%         0.25%          0.19%           1.19%           0.34%      0.85%
Class B Shares          0.75%         1.00%          0.19%           1.94%           0.34%      1.60%

------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
Class A Shares          0.75%         0.25%          0.15%           1.15%           0.20%      0.95%
Class B Shares          0.75%         1.00%          0.15%           1.90%           0.20%      1.70%

------------------------------------------------------------------------------------------------------
NEW YORK FUND
Class A Shares          0.75%         0.25%          0.13%           1.13%           0.15%      0.98%
Class B Shares          0.75%         1.00%          0.13%           1.88%           0.15%      1.73%

------------------------------------------------------------------------------------------------------

 (1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.85% FOR CONNECTICUT FUND, 0.90% FOR FLORIDA FUND, 0.85% FOR MASSACHUSETTS FUND AND 0.95% FOR NEW JERSEY FUND, AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED 1.60% FOR CONNECTICUT FUND, 1.65% FOR FLORIDA FUND, 1.60% FOR MASSACHUSETTS FUND AND 1.70% FOR NEW JERSEY FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 FOR NEW YORK FUND'S CLASS A AND CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.
(2) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES,

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                             ONE YEAR   THREE YEARS    FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                $657        $897          $1,157          $1,897
Class B shares                $563        $874          $1,211          $2,032*

--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                $662        $898          $1,153          $1,881
Class B shares                $568        $875          $1,207          $2,016*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                $657        $899          $1,161          $1,907
Class B shares                $563        $876          $1,216          $2,042*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                $666        $901          $1,153          $1,875
Class B shares                $573        $878          $1,208          $2,010*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                $669        $899          $1,148          $1,858
Class B shares                $576        $876          $1,202          $1,993*

--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------

                             ONE YEAR   THREE YEARS    FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                $657        $897          $1,157          $1,897
Class B shares                $163        $574          $1,011          $2,032*

--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                $662        $898          $1,153          $1,881
Class B shares                $168        $575          $1,007          $2,016*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                $657        $899          $1,161          $1,907
Class B shares                $163        $576          $1,016          $2,042*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                $666        $901          $1,153          $1,875
Class B shares                $173        $578          $1,008          $2,010*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                $669        $899          $1,148          $1,858
Class B shares                $176        $576          $1,002          $1,993*

--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the New York Fund generally invests in New York bonds, the New Jersey Fund generally invests in New Jersey bonds, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any interest paid by the New York Fund would also be exempt from New York City tax. There is no state income tax in Florida. However, the Florida Fund is managed so that investments in the Florida Fund will not be subject to the Florida intangible personal property tax.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations; (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.

Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2004, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.6 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2004, FIMCO received advisory fees, net of waiver (if any), as follows: 0.43% of average daily net assets for Connecticut Fund; 0.50% of average daily net assets for Florida Fund; 0.41% of average daily net assets for Massachusetts Fund; 0.55% of average daily net assets for New Jersey Fund; and 0.60% of average daily net assets for New York Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Directors/Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                                        SALES CHARGE AS A
                    SALES CHARGE AS A  PERCENTAGE OF    PERCENTAGE OF NET
YOUR INVESTMENT      PERCENTAGE OF OFFERING PRICE*      AMOUNT INVESTED*
--------------------------------------------------------------------------------

Less than $100,000               5.75%                        6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999              4.50                         4.71
--------------------------------------------------------------------------------
$250,000 - $499,999              3.50                         3.63
--------------------------------------------------------------------------------
$500,000 - $999,999              2.50                         2.56
--------------------------------------------------------------------------------
$1,000,000 or more                0**                          0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.
                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                              OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                4%
--------------------------------------------------------------------------------
Within the 3rd or 4th YEAR                                3
--------------------------------------------------------------------------------
In the 5th year                                           2
--------------------------------------------------------------------------------
In the 6th year                                           1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                          0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.
Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of each Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of each Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. Each Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing. If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Florida residents, investments in the Florida Fund should be exempt from the Florida intangible personal property tax. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

----------------------------------------------------------------
CONNECTICUT FUND
----------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

        NET ASSET    INCOME FROM                                LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                      FROM
        BEGINNING
        OF PERIOD    NET         NET REALIZED    TOTAL FROM     NET             NET REALIZED   TOTAL
                     INVESTMENT  AND             INVESTMENT     INVESTMENT      GAINS          DISTRIBUTIONS
                     INCOME      UNREALIZED      OPERATIONS     INCOME
                                 GAIN (LOSS)
                                 ON INVESTMENTS
 CLASS A



2000    $12.49       $.615       $.653           $1.268         $.648           $--            $.648
2001     13.11        .604       (.051)            .553          .593            --             .593
2002     13.07        .564        .701            1.265          .577           .138            .715
2003     13.62        .536        .023             .559          .534           .115            .649
2004     13.53        .533       (.037)            .496          .526            --             .526

CLASS B



2000    $12.49       $.515       $.652           $1.167         $.547           $--            $.547
2001     13.11        .505       (.059)            .446          .496            --             .496
2002     13.06        .460        .709            1.169          .481            .138           .619
2003     13.61        .434        .021             .455          .430            .115           .545
2004     13.52        .434       (.034)            .400          .430            --             .430
-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

----------------------------------------------------------------------------------------------------

           TOTAL      RATIOS/SUPPLEMENTAL DATA
           RETURN

 NET       TOTAL      NET         RATIO TO AVERAGE                                      PORTFOLIO
 ASSET     RETURN*    ASSETS AT   NET ASSETS +                                          TURNOVER
 VALUE     (%)        END OF                                RATIO TO AVERAGE            RATE(%)
 END                  PERIOD      Expenses                  NET ASSETS
 OF                   (IN         (%)         Net           BEFORE EXPENSES
 PERIOD               THOU-                   Investment    WAIVED OR ASSUMED
                      SANDS)                  Income(%)
                                                            Expenses   Net
                                                            (%)        Investment
                                                                       Income(%)
 CLASS A



$13.11     10.45      $19,952       .80         5.40          1.14          5.06          18
 13.07      4.26       22,552       .80         4.57          1.19          4.18          33
 13.62      9.86       29,865       .80         4.20          1.20          3.80          52
 13.53      4.19       31,234       .85         3.94          1.20          3.59          25
 13.50      3.76       32,130       .85         3.97          1.18          3.64          45

CLASS B



$13.11      9.58      $3,539       1.60         4.60          1.94          4.26          18
 13.06      3.43       3,689       1.55         3.82          1.94          3.43          33
 13.61      9.09       6,048       1.55         3.45          1.95          3.05          52
 13.52      3.40       5,959       1.60         3.19          1.95          2.84          25
 13.49      3.02       4,975       1.60         3.22          1.93          2.89          45
----------------------------------------------------------------------------------------------------
                                       -------------------------------------------------------------
                                                                               CONNECTICUT FUND
                                       -------------------------------------------------------------

--------------------------------------------------------------------------------------------
FLORIDA FUND
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

        NET ASSET    INCOME FROM                                LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                      FROM
        BEGINNING
        OF PERIOD    NET         NET REALIZED    TOTAL FROM     NET             NET REALIZED   TOTAL
                     INVESTMENT  AND             INVESTMENT     INVESTMENT      GAINS          DISTRIBUTIONS
                     INCOME      UNREALIZED      OPERATIONS     INCOME
                                 GAIN (LOSS)
                                 ON INVESTMENTS
 CLASS A



2000     $12.73       $.621       $.812           $1.433          $.672           $.111           $.783
2001      13.38        .592       (.028)            .564           .598            .146            .744
2002      13.20        .563        .796            1.359           .558            .171            .729
2003      13.83        .531        .038             .569           .527            .062            .589
2004      13.81        .523       (.068)            .455           .517            .038            .555

CLASS B



2000     $12.74       $.516       $.808           $1.324          $.573           $.111           $.684
2001      13.38        .491       (.035)            .456           .500            .146            .646
2002      13.19        .462        .801            1.263           .452            .171            .623
2003      13.83        .429        .032             .461           .419            .062            .481
2004      13.81        .421       (.064)            .357           .409            .038            .447
-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

----------------------------------------------------------------------------------------------------

           TOTAL      RATIOS/SUPPLEMENTAL DATA
           RETURN

 NET       TOTAL      NET         RATIO TO AVERAGE                                      PORTFOLIO
 ASSET     RETURN*    ASSETS AT   NET ASSETS +                                          TURNOVER
 VALUE     (%)        END OF                                RATIO TO AVERAGE            RATE(%)
 END                  PERIOD      Expenses                  NET ASSETS
 OF                   (IN         (%)         Net           BEFORE EXPENSES
 PERIOD               THOU-                   Investment    WAIVED OR ASSUMED
                      SANDS)                  Income(%)
                                                            Expenses   Net
                                                            (%)        Investment
                                                                       Income(%)
 CLASS A



$13.38     11.61      $25,823        .80        4.81          1.12       4.49              59
 13.20      4.25       28,990        .80        4.38          1.17       4.01              73
 13.83     10.48       34,524        .85        4.13          1.18       3.80              42
 13.81      4.19       37,426        .85        3.84          1.17       3.52              37
 13.71      3.38       36,477        .90        3.81          1.16       3.55              20

CLASS B



$13.38     10.67         $923       1.60        4.01          1.92       3.69              59
 13.19      3.42        1,356       1.55        3.63          1.92       3.26              73
 13.83      9.72        2,354       1.60        3.38          1.93       3.05              42
 13.81      3.38        3,354       1.60        3.09          1.92       2.77              37
 13.72      2.64        3,232       1.65        3.06          1.91       2.80              20

----------------------------------------------------------------------------------------------------

                                       -------------------------------------------------------------
                                                                                        FLORIDA FUND
                                       -------------------------------------------------------------

--------------------------------------------------------------------------------------------
MASSCHUSETTS FUND
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

        NET ASSET    INCOME FROM                                LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                      FROM
        BEGINNING
        OF PERIOD    NET         NET REALIZED    TOTAL FROM     NET             NET REALIZED   TOTAL
                     INVESTMENT  AND             INVESTMENT     INVESTMENT      GAINS          DISTRIBUTIONS
                     INCOME      UNREALIZED      OPERATIONS     INCOME
                                 GAIN (LOSS)
                                 ON INVESTMENTS
CLASS A



2000    $11.17        $.559      $.721            $1.280          $.600         $__               $.600
2001     11.85         .538      (.050)             .488           .540          .028              .568
2002     11.77         .512       .674             1.186           .513          .143              .656
2003     12.30         .484       .103              .587           .482          .165              .647
2004     12.24         .465      (.139)             .326           .466          __                .466

CLASS B



2000    $11.17        $.466      $.723            $1.189          $.509         $__               $.509
2001     11.85         .445      (.055)             .390           .452          .028              .480
2002     11.76         .421       .679             1.100           .417          .143              .560
2003     12.30         .392       .099              .491           .386          .165              .551
2004     12.24         .375      (.135)             .240           .370           __               .370
-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

----------------------------------------------------------------------------------------------------

           TOTAL      RATIOS/SUPPLEMENTAL DATA
           RETURN

 NET       TOTAL      NET         RATIO TO AVERAGE                                      PORTFOLIO
 ASSET     RETURN*    ASSETS AT   NET ASSETS +                                          TURNOVER
 VALUE     (%)        END OF                                RATIO TO AVERAGE            RATE(%)
 END                  PERIOD      Expenses                  NET ASSETS
 OF                   (IN         (%)         Net           BEFORE EXPENSES
 PERIOD               THOU-                   Investment    WAIVED OR ASSUMED
                      SANDS)                  Income(%)
                                                            Expenses   Net
                                                            (%)        Investment
                                                                       Income(%)
 CLASS A



$11.85     11.83      $22,674        .80        4.95         1.16        4.59             38
 11.77      4.15       24,626        .80        4.50         1.18        4.12             45
 12.30     10.26       25,687        .80        4.21         1.18        3.83             21
 12.24      4.86       25,819        .85        3.93         1.19        3.59             21
 12.10      2.74       25,329        .85        3.85         1.19        3.51             29

 CLASS B



$11.85     10.95      $1,530        1.60        4.15         1.96        3.79             38
 11.76      3.30       2,771        1.55        3.75         1.93        3.37             45
 12.30      9.49       3,855        1.55        3.46         1.93        3.08             21
 12.24      4.05       3,876        1.60        3.18         1.94        2.84             21
 12.11      2.01       3,623        1.60        3.10         1.94        2.76             29
----------------------------------------------------------------------------------------------------

                                       -------------------------------------------------------------
                                                                                  MASSACHUSETTS FUND
                                       -------------------------------------------------------------

--------------------------------------------------------------------------------------------
NEW JERSEY FUND
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

        NET ASSET    INCOME FROM                                LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                      FROM
        BEGINNING
        OF PERIOD    NET         NET REALIZED    TOTAL FROM     NET             NET REALIZED   TOTAL
                     INVESTMENT  AND             INVESTMENT     INVESTMENT      GAINS          DISTRIBUTIONS
                     INCOME      UNREALIZED      OPERATIONS     INCOME
                                 GAIN (LOSS)
                                 ON INVESTMENTS
CLASS A



2000     $12.45       $.609       $.650           $1.259          $.629           $_             $.629
2001      13.08        .588       (.061)            .527           .610           .037            .647
2002      12.96        .543        .694            1.237           .553           .264            .817
2003      13.38        .524        .038             .562           .526           .116            .642
2004      13.30        .518       (.184)            .334           .514            __             .514

CLASS B



2000     $12.43       $.504       $.649           $1.153          $.533           $__            $.533
2001      13.05        .491       (.060)            .431           .514           .037            .551
2002      12.93        .445        .686            1.131           .457           .264            .721
2003      13.34        .424        .046             .470           .424           .116            .540
2004      13.27        .418       (.192)            .226           .406            ___            .406

-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

----------------------------------------------------------------------------------------------------

           TOTAL      RATIOS/SUPPLEMENTAL DATA
           RETURN

 NET       TOTAL      NET         RATIO TO AVERAGE                                      PORTFOLIO
 ASSET     RETURN*    ASSETS AT   NET ASSETS +                                          TURNOVER
 VALUE     (%)        END OF                                RATIO TO AVERAGE            RATE(%)
 END                  PERIOD      Expenses                  NET ASSETS
 OF                   (IN         (%)         Net           BEFORE EXPENSES
 PERIOD               THOU-                   Investment    WAIVED OR ASSUMED
                      SANDS)                  Income(%)
                                                            Expenses   Net
                                                            (%)        Investment
                                                                       Income(%)
 CLASS A



$13.08     10.41      $54,051        .97        4.80          1.12       4.65             41
 12.96     4.06        60,321        .96        4.47          1.16       4.27             37
 13.38     9.72        65,130        .96        4.06          1.16       3.86             51
 13.30     4.28        63,407        .96        3.90          1.16       3.70             34
 13.12     2.59        63,235        .95        3.95          1.15       3.75             28

CLASS B



$13.05     9.51        $3,799       1.77        4.00          1.92       3.85             41
 12.93     3.32         4,706       1.71        3.72          1.91       3.52             37
 13.34     8.88         6,171       1.71        3.31          1.91       3.11             51
 13.27     3.59         7,067       1.71        3.15          1.91       2.95             34
 13.09     1.75         6,514       1.70        3.20          1.90       3.00             28

----------------------------------------------------------------------------------------------------

                                       -------------------------------------------------------------
                                                                                     NEW JERSEY FUND
                                       -------------------------------------------------------------


--------------------------------------------------------------------------------------------
NEW YORK FUND
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
PER SHARE DATA

        NET ASSET    INCOME FROM                                LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                      FROM
        BEGINNING
        OF PERIOD    NET         NET REALIZED    TOTAL FROM     NET             NET REALIZED   TOTAL
                     INVESTMENT  AND             INVESTMENT     INVESTMENT      GAINS          DISTRIBUTIONS
                     INCOME      UNREALIZED      OPERATIONS     INCOME
                                 GAIN (LOSS)
                                 ON INVESTMENTS
CLASS A



2000     $13.66       $.646       $1.000          $1.646          $.696           $__            $.696
2001      14.61        .622       (.164)            .458           .628            __             .628
2002      14.44        .614        .869            1.483           .610           .413           1.023
2003      14.90        .596        .042             .638           .585           .123            .708
2004      14.83        .570       (.219)            .351           .581            __             .581

CLASS B


2000     $13.66       $.557       $.994           $1.551          $.601           $__            $.601
2001      14.61        .511       (.159)            .352           .522            __             .522
2002      14.44        .500        .865            1.365           .502           .413            .915
2003      14.89        .485        .035             .520           .477           .123            .600
2004      14.81        .460       (.217)            .243           .473            __             .473

-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

----------------------------------------------------------------------------------------------------

           TOTAL      RATIOS/SUPPLEMENTAL DATA
           RETURN

 NET       TOTAL      NET         RATIO TO AVERAGE                                      PORTFOLIO
 ASSET     RETURN*    ASSETS AT   NET ASSETS +                                          TURNOVER
 VALUE     (%)        END OF                                RATIO TO AVERAGE            RATE(%)
 END                  PERIOD      Expenses                  NET ASSETS
 OF                   (IN         (%)         Net           BEFORE EXPENSES
 PERIOD               THOU-                   Investment    WAIVED OR ASSUMED
                      SANDS)                  Income(%)
                                                            Expenses   Net
                                                            (%)        Investment
                                                                       Income(%)
CLASS A



$14.61     12.41      $167,877      1.06        4.62          1.20       4.48             20
 14.44      3.14       171,962      1.01        4.22          1.16       4.07             48
 14.90     10.45       186,992       .99        4.11          1.14       3.96             70
 14.83      4.37       184,944       .99        3.99          1.14       3.84             21
 14.60      2.44       177,975       .98        3.88          1.13       3.73             30

CLASS B



$14.61    11.65        $4,509       1.76        3.92          1.90       3.78             20
 14.44     2.40         6,981       1.74        3.49          1.89       3.34             48
 14.89     9.59        10,291       1.74        3.36          1.89       3.21             70
 14.81     3.55         8,583       1.74        3.24          1.89       3.09             21
 14.58     1.69         7,613       1.73        3.13          1.88       2.98             30

----------------------------------------------------------------------------------------------------

                                       -------------------------------------------------------------
                                                                                       NEW YORK FUND
                                       -------------------------------------------------------------

[FIRST INVESTORS LOGO]


SINGLE STATE INSURED TAX FREE

    Connecticut Fund

    Florida Fund

    Massachusetts Fund

    New Jersey Fund

    New York Fund


For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NOS.:  811-3843 AND 811-4623)

[FIRST INVESTORS LOGO]



    -----------------------------
    SINGLE STATE INSURED
    TAX FREE
    -----------------------------

    GEORGIA FUND

    MARYLAND FUND

    NORTH CAROLINA FUND

    VIRGINIA FUND





--------------------------------------------------------------------------------
    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


    THE DATE OF THIS

--------------------------------------------------------------------------------
    P    R    O    S    P    E    C    T    U    S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Free Funds?............................. 3

     Objectives............................................................... 3

     Principal Investment Strategies.......................................... 3

     Principal Risks.......................................................... 3

Who should consider buying a Single State Insured Tax Free Fund?.............. 5

How have the Single State Insured Tax Free Funds performed?................... 6

     Georgia...................................................................7

     Maryland..................................................................8

     North Carolina............................................................9

     Virginia.................................................................10

What are the fees and expenses of the Single State Insured Tax Free Funds?... 11

THE FUNDS IN DETAIL

What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies, and principal risks?............ 14

Who manages the Single State Insured Tax Free Funds?......................... 17

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 18

How do I buy shares?......................................................... 18

What are the sales charges?.................................................. 20

Are sales charge discounts available?........................................ 22

How do I sell shares?.........................................................24

Can I exchange my shares for the shares of other First Investors Funds?...... 25

What are the Funds' policies on frequent trading in the shares of the Funds?..25

What are the risks of frequent trading in the shares of the Funds?............25

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 26

What about taxes?............................................................ 26

How do I obtain a complete explanation of all account privileges and policies?.................................................................26

FINANCIAL HIGHLIGHTS ........................................................ 27

     Georgia................................................................. 28

     Maryland................................................................ 30

     North Carolina.......................................................... 32

     Virginia................................................................ 34

--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The Georgia, Maryland, North Carolina and Virginia Funds of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Georgia Fund generally invests in Georgia municipal securities, the Maryland Fund generally invests in Maryland municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|X|  Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------
                                     GEORGIA

[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

1995    1996    1997    1998    1999   2000    2001    2002    2003    2004

18.40%  3.94%   10.00%  6.08%  -3.04%  13.61%  4.52%   10.84%  4.94%   3.18%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.19% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.40% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                        Class A      Class B
                                     1 Year  5 Years  (10 Years) (Life ofClass*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  -2.78%    6.08%     6.46%        N/A

Return After Taxes on                -2.78%    6.00%     6.42%        N/A
Distributions

Return After Taxes on                -0.48%    5.72%     6.21%        N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  -1.55%    6.22%      N/A        6.37%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond        4.48%    7.20%     7.05%       7.05%
Index (reflects no deduction for
fees, expenses or taxes)

Merrill Lynch Municipal               5.45%    8.70%     7.58%       7.58%
Securities Master Index**
(reflects no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    MARYLAND

[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

1995    1996    1997    1998    1999   2000    2001    2002    2003    2004

17.50%  3.33%   9.59%  6.38%  -2.54%  12.05%  3.95%   10.10%  4.47%    2.48%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.02% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.45% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                        CLASS A      CLASS B
                                     1 YEAR  5 YEARS  (10 YEARS) (LIFE OFCLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  -3.43%    5.29%     5.96%        N/A

Return After Taxes on                -3.43%    5.28%     5.96%        N/A
Distributions

Return After Taxes on                -0.99%    5.03%     5.76%        N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  -2.30%    5.42%      N/A        5.91%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond        4.48%    7.20%     7.05%       7.05%
Index (reflects no deduction for
fees, expenses or taxes)

Merrill Lynch Municipal               5.45%    8.70%     7.58%       7.58%
Securities Master Index**
(reflects no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 NORTH CAROLINA

[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

1995    1996    1997    1998    1999   2000    2001    2002    2003    2004

18.72%  3.68%   9.56%  6.72%  -2.35%  12.45%  3.94%   10.58%   5.11%   3.18%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.85% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.35% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                        CLASS A      CLASS B
                                     1 YEAR  5 YEARS  (10 YEARS) (LIFE OFCLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  -2.74%    5.73%     6.39%        N/A

Return After Taxes on                -2.74%    5.71%     6.38%        N/A
Distributions

Return After Taxes on                -0.50%    5.42%     6.13%        N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  -1.55%    5.88%      N/A        6.28%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond        4.48%    7.20%     7.05%       7.05%
Index (reflects no deduction for
fees, expenses or taxes)

Merrill Lynch Municipal               5.45%    8.70%     7.58%       7.58%
Securities Master Index**
(reflects no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    VIRGINIA

[BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

17.42%  3.47%   9.03%  5.69%   -2.62%  11.46%   4.04%  10.14%   4.62%   2.78%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.01% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.55% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                        CLASS A      CLASS B
                                     1 YEAR  5 YEARS  (10 YEARS) (LIFE OFCLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  -3.09%    5.30%     5.85%        N/A

Return After Taxes on                -3.09%    5.22%     5.75%        N/A
Distributions

Return After Taxes on                -0.65%    5.03%     5.60%        N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  -2.02%    5.42%      N/A        5.76%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond        4.48%    7.20%     7.05%       7.05%
Index (reflects no deduction for
fees, expenses or taxes)

Merrill Lynch Municipal               5.45%    8.70%     7.58%       7.58%
Securities Master Index**
(reflects no deduction for fees,
expenses or taxes)

--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)      Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None**             4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

***4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------------------
                                                           Total
                                 Distribution             Annual
                                 and Service                Fund
                     Management    (12b-1)     Other      Operating   Fee           Net
                       Fees         Fees      Expenses    Expenses    Waivers     Expenses
                       (1)                      (2)         (2)       (1)           (2)

--------------------------------------------------------------------------------------------

GEORGIA FUND
Class A Shares          0.75%       0.25%       0.24%       1.24%      0.64%        0.60%
Class B Shares          0.75%       1.00%       0.24%       1.99%      0.64%        1.35%

--------------------------------------------------------------------------------------------
MARYLAND FUND
Class A Shares          0.75%       0.25%       0.18%       1.18%      0.33%        0.85%
Class B Shares          0.75%       1.00%       0.18%       1.93%      0.33%        1.60%

--------------------------------------------------------------------------------------------

NORTH CAROLINA FUND
Class A Shares          0.75%       0.25%       0.20%       1.20%      0.45%        0.75%
Class B Shares          0.75%       1.00%       0.20%       1.95%      0.45%        1.50%

--------------------------------------------------------------------------------------------
VIRGINIA FUND
Class A Shares          0.75%       0.25%       0.17%       1.17%      0.27%        0.90%
Class B Shares          0.75%       1.00%       0.17%       1.92%      0.27%        1.65%
--------------------------------------------------------------------------------------------

     (1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.60% FOR GEORGIA FUND, 0.85% FOR MARYLAND FUND, 0.75% FOR NORTH CAROLINA FUND, AND 0.90% FOR VIRGINIA FUND AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED 1.35% FOR GEORGIA FUND 1.60% FOR MARYLAND FUND, 1.50% FOR NORTH CAROLINA FUND, AND 1.65% FOR VIRGINIA FUND. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

     (2) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------

                       ONE YEAR     THREE YEARS      FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares           $633           $886           $1,159       $1,935
Class B shares           $537           $863           $1,214       $2,071*

--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares           $657           $897           $1,157       $1,897
Class B shares           $563           $874           $1,211       $2,032*

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares           $647           $892           $1,156       $1,908
Class B shares           $553           $869           $1,211       $2,043*

--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares           $662           $900           $1,157       $1,891
Class B shares           $568           $877           $1,212       $2,026*

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       ONE YEAR     THREE YEARS      FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares           $633           $886           $1,159       $1,935
Class B shares           $137           $563           $1,014       $2,071*

--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares           $657           $897           $1,157       $1,897
Class B shares           $163           $574           $1,011       $2,032*

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares           $647           $892           $1,156       $1,908
Class B shares           $153           $569           $1,011       $2,043*

--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares           $662           $900           $1,157       $1,891
Class B shares           $168           $577           $1,012       $2,026*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?


Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Georgia Fund generally invests in Georgia securities, the Maryland Fund generally invests in Maryland securities, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by the Funds may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)  A downturn in the national or local economy;

     (ii) Adverse political or regulatory developments at the state or federal level;

     (iii) Erosion of taxes or other revenues supporting debt obligations;

     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

     (v)  Natural disasters, terrorist acts, or energy shortages;

     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.


Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.

Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2004, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.6 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2004, FIMCO received advisory fees, net of waiver (if any), as follows: 0.13% of average daily net assets for Georgia Fund; 0.43% of average daily net assets for Maryland Fund; 0.31% of average daily net assets for North Carolina Fund; and 0.49% of average daily net assets for Virginia Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Directors/Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.


--------------------------------------------------------------------------------
                                  CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                  SALES CHARGE AS A           SALES CHARGE AS A
                                PERCENTAGE OF OFFERING        PERCENTAGE OF NET
YOUR INVESTMENT                         PRICE*                AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                       5.75%                      6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                      4.50                       4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                      3.50                       3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                      2.50                       2.56
--------------------------------------------------------------------------------
$1,000,000 or more                       0**                        0**
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                  CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.
                                       CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                              OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                               3
--------------------------------------------------------------------------------
In the 5th year                                          2
--------------------------------------------------------------------------------
In the 6th year                                          1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                         0
--------------------------------------------------------------------------------
* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.


Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of each Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of each Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. Each Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class
A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
GEORGIA FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET      INCOME FROM                                  LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                        FROM
            BEGINNING
            OF PERIOD      Net          Net Realized     Total from     Net         Net Realized   Total
                           Investment   and              Investment     Investment  Gains          Distributions
                           Income       Unrealized       Operations     Income
                                        Gain (Loss)
                                        on Investments

CLASS A
 2000         $12.24       $.632        $.988             $1.620       $.630         $--           $.630
 2001          13.23        .619        (.027)              .592        .622          --            .622
 2002          13.20        .581         .823              1.404        .579        .165            .744
 2003          13.86        .562         .109               .671        .557        .114            .671
 2004          13.86        .547        (.119)              .428        .548          --            .548

CLASS B

 2000         $12.23       $.524        $.999             $1.523       $.533         $--           $.533
 2001          13.22        .519        (.033)              .486        .526          --            .526
 2002          13.18        .477         .820              1.297        .472        .165            .637
 2003          13.84        .460         .103               .563        .449        .114            .563
 2004          13.84        .447        (.117)              .330        .440          --            .440

-----------------------------------------------------------------------------------------------------------------

*     Calculated without sales charges.
+ Net of expenses waived or assumed by the Adviser and/or the transfer agent.

-----------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE      RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*      ASSETS     NET ASSETS +          NET ASSETS               TURNOVER
 VALUE AT     (%)          AT                               BEFORE EXPENSES          RATE (%)
 END OF                    END OF     Expenses Net          WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)      Investment
                           (IN                 Income (%)   Expenses     Net
                           THOU-                            (%)          Investment
                           SANDS)                                        Income (%)

 CLASS A
  $13.23      13.61        $6,278       .50      5.03       1.10         4.43          40
   13.20       4.52         7,429       .50      4.64       1.13         4.01          37
   13.86      10.84         8,324       .60      4.20       1.25         3.55          36
   13.86       4.94         9,633       .60      4.05       1.26         3.39          20
   13.74       3.18        10,815       .60      4.00       1.24         3.36          32

 CLASS B

  $13.22      12.76          $566      1.30      4.23       1.90         3.63          40
   13.18       3.70           729      1.25      3.89       1.88         3.26          37
   13.84      10.00         1,531      1.35      3.45       2.00         2.80          36
   13.84       4.13         1,564      1.35      3.30       2.01         2.64          20
   13.73       2.45         1,295      1.35      3.25       1.99         2.61          32
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                                   GEORGIA FUND
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARYLAND FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET      INCOME FROM                                  LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                        FROM
            BEGINNING
            OF PERIOD      Net          Net Realized     Total from     Net         Net Realized   Total
                           Investment   and              Investment     Investment  Gains          Distributions
                           Income       Unrealized       Operations     Income
                                        Gain (Loss)
                                        on Investments

CLASS A
 2000         $12.63     $.626          $.854            $1.480         $.630       $  --          $ .630
 2001          13.48      .605          (.077)             .528          .608          --            .608
 2002          13.40      .558           .773             1.331          .556        .035            .591
 2003          14.14      .526           .094              .620          .525        .025            .550
 2004          14.21      .538          (.194)             .344          .524          --            .524

CLASS B

 2000         $12.63     $.522          $.856            $1.378         $.528       $  --          $ .528
 2001          13.48      .504          (.080)             .424          .504          --            .504
 2002          13.40      .454           .769             1.223          .448        .035            .483
 2003          14.14      .420           .102              .522          .417        .025            .442
 2004          14.22      .436          (.200)             .236          .416          --            .416
-----------------------------------------------------------------------------------------------------------------

*     Calculated without sales charges.
+ Net of expenses waived or assumed by the Adviser and/or the transfer agent.

-----------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE      RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*      ASSETS     NET ASSETS +          NET ASSETS               TURNOVER
 VALUE AT     (%)          AT                               BEFORE EXPENSES          RATE (%)
 END OF                    END OF     Expenses Net          WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)      Investment
                           (IN                 Income (%)   Expenses     Net
                           THOU-                            (%)          Investment
                           SANDS)                                        Income (%)

 CLASS A
 $13.48       12.05        $ 14,580      .60      4.86      1.14         4.32          35
  13.40        3.95          17,758      .65      4.46      1.17         3.94          33
  14.14       10.10          28,204      .75      4.04      1.17         3.62          35
  14.21        4.47          26,934      .85      3.71      1.18         3.38          27
  14.03        2.48          27,107      .85      3.83      1.18         3.50          15

 CLASS B

 $13.48       11.17        $3,328       1.40      4.06      1.94         3.52          35
  13.40        3.16         4,474       1.40      3.71      1.92         3.19          33
  14.14        9.25         6,148       1.50      3.29      1.92         2.87          35
  14.22        3.75         6,033       1.60      2.96      1.93         2.63          27
  14.04        1.70         5,180       1.60      3.08      1.93         2.75          15
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                                  MARYLAND FUND
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

            NET ASSET      INCOME FROM                                  LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                        FROM
            BEGINNING
            OF PERIOD      Net          Net Realized     Total from     Net         Net Realized   Total
                           Investment   and              Investment     Investment  Gains          Distributions
                           Income       Unrealized       Operations     Income
                                        Gain (Loss)
                                        on Investments

CLASS A
 2000         $12.01       $.595        $.859             $1.454       $.604        $ --           $.604
 2001          12.86        .583        (.082)              .501        .581          --            .581
 2002          12.78        .541         .788              1.329        .539          --            .539
 2003          13.57        .536         .145               .681        .537        .084            .621
 2004          13.63        .530        (.108)              .422        .522          --            .522

CLASS B

 2000         $12.01       $.497        $.867             $1.364       $.504        $ --           $.504
 2001          12.87        .486        (.083)              .403        .483          --            .483
 2002          12.79        .442         .791              1.233        .443          --            .443
 2003          13.58        .434         .141               .575        .441        .084            .525
 2004          13.63        .429        (.103)              .326        .426          --            .426
-----------------------------------------------------------------------------------------------------------------

*     Calculated without sales charges.
+ Net of expenses waived or assumed by the Adviser and/or the transfer agent.

-----------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE      RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*      ASSETS     NET ASSETS +          NET ASSETS               TURNOVER
 VALUE AT     (%)          AT                               BEFORE EXPENSES          RATE (%)
 END OF                    END OF     Expenses Net          WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)      Investment
                           (IN                 Income (%)   Expenses     Net
                           THOU-                            (%)          Investment
                           SANDS)                                        Income (%)

 CLASS A
 $12.86       12.45        $10,723      .50      4.86       1.13         4.23         42
  12.78        3.94         13,316      .65      4.50       1.20         3.95         51
  13.57       10.58         18,479      .75      4.10       1.23         3.62         13
  13.63        5.11         19,592      .75      3.94       1.25         3.44         22
  13.53        3.18         21,430      .75      3.94       1.20         3.49         59

 CLASS B

 $12.87       11.63        $1,566      1.30      4.06       1.93         3.43         42
  12.79        3.15         1,839      1.40      3.75       1.95         3.20         51
  13.58        9.78         3,750      1.50      3.35       1.98         2.87         13
  13.63        4.30         4,586      1.50      3.19       2.00         2.69         22
  13.53        2.45         4,375      1.50      3.19       1.95         2.74         59
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                            NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
VIRGINIA FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

            NET ASSET      INCOME FROM                                  LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                        FROM
            BEGINNING
            OF PERIOD      Net          Net Realized     Total from     Net         Net Realized   Total
                           Investment   and              Investment     Investment  Gains          Distributions
                           Income       Unrealized       Operations     Income
                                        Gain (Loss)
                                        on Investments

CLASS A
 2000         $12.31       $.628        $.745             $1.373       $.636        $.047          $.683
 2001          13.00        .579        (.059)              .520        .598         .062           .660
 2002          12.86        .543         .738              1.281        .536         .075           .611
 2003          13.53        .550         .063               .613        .540         .083           .623
 2004          13.52        .538        (.173)              .365        .541         .004           .545

CLASS B

 2000         $12.29       $.538        $.739             $1.277       $.540        $.047          $.587
 2001          12.98        .472        (.048)              .424        .502         .062           .564
 2002          12.84        .439         .726              1.165        .440         .075           .515
 2003          13.49        .445         .072               .517        .444         .083           .527
 2004          13.48        .436        (.177)              .259        .445         .004           .449
-----------------------------------------------------------------------------------------------------------------

*     Calculated without sales charges.
+ Net of expenses waived or assumed by the Adviser and/or the transfer agent.

-----------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE      RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*      ASSETS     NET ASSETS +          NET ASSETS               TURNOVER
 VALUE AT     (%)          AT                               BEFORE EXPENSES          RATE (%)
 END OF                    END OF     Expenses Net          WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)      Investment
                           (IN                 Income (%)   Expenses     Net
                           THOU-                            (%)          Investment
                           SANDS)                                        Income (%)

 CLASS A
  $13.00      11.46        $ 23,606      .80     5.01       1.15         4.66         34
   12.86       4.04          32,580      .80     4.44       1.17         4.07         36
   13.53      10.14          40,430      .85     4.10       1.17         3.78         43
   13.52       4.62          41,758      .91     4.06       1.16         3.81         17
   13.34       2.78          35,941      .90     4.02       1.17         3.75         23

 CLASS B

  $12.98      10.64            $899     1.60     4.21       1.95         3.86         34
   12.84       3.29           1,465     1.55     3.69       1.92         3.32         36
   13.49       9.21           2,364     1.60     3.35       1.92         3.03         43
   13.48       3.89           2,851     1.66     3.31       1.91         3.06         17
   13.29       1.98           2,392     1.65     3.27       1.92         3.00         23

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                                  VIRGINIA FUND
-----------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

SINGLE STATE INSURED TAX FREE

      Georgia Fund

      Maryland Fund

      North Carolina Fund

      Virginia Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-4623)

[FIRST INVESTORS LOGO]


--------------------------------------------------------------------------------
SINGLE STATE INSURED TAX FREE
--------------------------------------------------------------------------------

        MICHIGAN FUND

        MINNESOTA FUND

        MISSOURI FUND

        OHIO FUND

        PENNSYLVANIA FUND


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Free Funds? ...........................  3
    Objectives ..............................................................  3
    Principal Investment Strategies .........................................  3
    Principal Risks .........................................................  3
Who should consider buying a Single State Insured Tax Free Fund? ............  5
How have the Single State Insured Tax Free Funds performed? .................  6
    Michigan ................................................................  7
    Minnesota ...............................................................  8
    Missouri ................................................................  9
    Ohio .................................................................... 10
    Pennsylvania ............................................................ 11
What are the fees and expenses of the Single State Insured Tax Free Funds?... 12

THE FUNDS IN DETAIL

What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies, and principal risks? ........... 15
Who manages the Single State Insured Tax Free Funds? ........................ 18

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 19
How do I buy shares?......................................................... 19
What are the sales charges?.................................................. 21
Are sales charge discounts available?........................................ 23
How do I sell shares?........................................................ 25
Can I exchange my shares for the shares of other First Investors Funds?...... 26
What are the Funds' policies on frequent trading in the shares of the Funds?. 26
What are the risks of frequent trading in the shares of the Funds?........... 26

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 27
What about taxes?............................................................ 27
How do I obtain a complete explanation of all account privileges and policies?.................................................................... 28

FINANCIAL HIGHLIGHTS ........................................................ 29

    Michigan ................................................................ 30
    Minnesota................................................................ 32
    Missouri................................................................. 34
    Ohio..................................................................... 36
    Pennsylvania............................................................. 38

--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The Michigan, Minnesota, Missouri, Ohio and Pennsylvania Funds of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Michigan Fund generally invests in Michigan municipal securities, the Minnesota Fund generally invests in Minnesota municipal securities, and so on. Each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota obligations. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|X|  Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------
                                    MICHIGAN

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.47%   3.37%   9.37%   5.60%   -2.63%  10.96%   3.89%   9.93%   4.66%   2.25%
1995     1996    1997    1998    1999    2000     2001    2002    2003    2004


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.48% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.53% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A       CLASS B
                                      1 YEAR 5 YEARS (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                   -3.60%   5.03%     5.72%         N/A

Return After Taxes on Distributions   -3.61%   4.89%     5.62%         N/A

Return After Taxes on Distributions   -0.97%   4.79%     5.51%         N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                   -2.52%   5.14%      N/A         5.63%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond         4.48%   7.20%     7.05%        7.05%
Index (reflects no deduction for fees,
expenses or taxes)

Merrill Lynch Municipal Securities     5.45%   8.70%     7.58%        7.58%
Master Index** (reflects no deduction
for fees, expenses or
taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                    MINNESOTA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

15.68%   3.47%   8.57%   6.23%   -1.65%  11.08%   4.47%   9.57%   4.91%   3.42%
1995     1996    1997    1998    1999    2000     2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.88% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.03% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                      1 YEAR  5 YEARS (10 YEARS)(LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                    -2.51%  5.39%     5.85%         N/A

Return After Taxes on Distributions    -2.51%  5.39%     5.85%         N/A

Return After Taxes on Distributions    -0.26%  5.16%     5.68%         N/A
and Sale of Fund Shares

CLASS B SHARES

Return Before Taxes                    -1.32%  5.54%      N/A         5.79%

INDEX

Lehman Brothers Municipal Bond         4.48%   7.20%     7.05%        7.05%
Index (reflects no deduction for fees,
expenses or taxes)

Merrill Lynch Municipal Securities     5.45%   8.70%     7.58%        7.58%
Master Index** (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                    MISSOURI

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.55%   3.84%   9.44%   6.59%   -2.02%  12.21%   4.17%   11.16%  5.43%   3.73%
1995     1996    1997    1998    1999    2000     2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.76% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.19% (FOR THE QUARTER ENDED JUNE 30, 2004).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                      1 YEAR  5 YEARS (10 YEARS)(LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                    -2.21%  6.01%     6.54%         N/A

Return After Taxes on Distributions    -2.21%  6.01%     6.54%         N/A

Return After Taxes on Distributions    -0.09%  5.68%     6.29%         N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                    -1.01%  6.16%      N/A         6.43%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers  Municipal Bond        4.48%   7.20%     7.05%        7.05%
Index (reflects no deduction for fees,
expenses or taxes)

Merrill Lynch Municipal Securities     5.45%   8.70%     7.58%        7.58%
Master Index** (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                      OHIO

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

17.34%   4.23%   8.64%   5.26%   -1.77%  11.32%   4.05%   10.79%  4.82%   2.63%
1995     1996    1997    1998    1999    2000     2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.29% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.66% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                      1 YEAR  5 YEARS (10 YEARS)(LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                    -3.27%  5.41%     5.98%          N/A

Return After Taxes on Distributions    -3.27%  5.28%     5.82%          N/A

Return After Taxes on Distributions
and Sale of Fund Shares                -0.80%  5.11%     5.69%          N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                    -2.22%  5.53%      N/A         5.89%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond
Index (reflects no deduction for fees,
expenses or taxes)                     4.48%   7.20%     7.05%        7.05%

Merrill Lynch Municipal Securities     5.45%   8.70%     7.58%        7.58%
Master Index** (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                  PENNSYLVANIA

[Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

18.29%   3.39%   9.14%   5.23%   -2.24%  11.29%   4.47%   10.72%  4.17%   2.35%
1995     1996    1997    1998    1999    2000     2001    2002    2003    2004

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 7.78% (FOR THE QUARTER ENDED MARCH 31, 1995), AND THE LOWEST QUARTERLY RETURN WAS -2.57% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                      1 YEAR  5 YEARS (10 YEARS)(LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                    -3.57%  5.29%     5.92%         N/A

Return After Taxes on Distributions    -3.57%  5.17%     5.76%         N/A

Return After Taxes on Distributions    -1.01%  5.00%     5.62%         N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                    -2.48%  5.41%      N/A         5.83%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond          4.48%  7.20%     7.05%        7.05%
Index (reflects no deduction for fees,
expenses or taxes)

Merrill Lynch Municipal Securities      5.45%  8.70%     7.58%        7.58%
Master Index** (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)     Class A Shares     Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None**            4.00%***
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

***4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                              Total
                    Distribution              Annual
                    and Service                Fund
        Management   (12b-1)       Other     Operating                    Net
           Fees        Fees      Expenses    Expenses    Fee Waivers    Expenses
            (1)                    (2)          (2)          (1)          (2)
--------------------------------------------------------------------------------
MICHIGAN FUND

Class A
Shares     0.75%      0.25%        0.19%       1.19%         0.29%       0.90%

Class B
Shares     0.75%      1.00%        0.19%       1.94%         0.29%       1.65%

--------------------------------------------------------------------------------
MINNESOTA FUND

Class A
Shares     0.75%      0.25%        0.24%       1.24%         0.64%       0.60%

Class B
Shares     0.75%      1.00%        0.24%       1.99%         0.64%       1.35%

--------------------------------------------------------------------------------
MISSOURI FUND

Class A
Shares     0.75%      0.25%        0.28%       1.28%         0.68%       0.60%

Class B
Shares     0.75%      1.00%        0.28%       2.03%         0.68%       1.35%
--------------------------------------------------------------------------------
OHIO FUND

Class A
Shares     0.75%      0.25%        0.19%       1.19%         0.44%       0.75%

Class B
Shares     0.75%      1.00%        0.19%       1.94%         0.44%       1.50%
--------------------------------------------------------------------------------
PENNSYLVANIA FUND

Class A
Shares     0.75%      0.25%        0.16%       1.16%         0.26%       0.90%

Class B
Shares     0.75%      1.00%        0.16%       1.91%         0.26%       1.65%
--------------------------------------------------------------------------------

     (1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.90% FOR MICHIGAN FUND, 0.60% FOR MINNESOTA FUND, 0.60% FOR MISSOURI FUND, 0.75% FOR OHIO FUND, AND 0.90% FOR PENNSYLVANIA FUND, AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED 1.65% FOR THE MICHIGAN FUND, 1.35% FOR MINNESOTA FUND, 1.35% FOR MISSOURI FUND, 1.50% FOR OHIO FUND, AND 1.65% FOR PENNSYLVANIA FUND. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

     (2) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------

                    One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
MICHIGAN FUND
Class A shares        $662         $904        $1,165      $1,911
Class B shares        $568         $881        $1,220      $2,046*
--------------------------------------------------------------------------------
MINNESOTA FUND
Class A shares        $633         $886        $1,159      $1,935
Class B shares        $537         $863        $1,214      $2,071*
--------------------------------------------------------------------------------
MISSOURI FUND
Class A shares        $633         $894        $1,175      $1,975
Class B shares        $537         $871        $1,230      $2,110*
--------------------------------------------------------------------------------
OHIO FUND
Class A shares        $647         $890        $1,152      $1,898
Class B shares        $553         $867        $1,206      $2,033*
--------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A shares        $662         $898        $1,153      $1,881
Class B shares        $568         $875        $1,207      $2,016 *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------------------
If you do not redeem
 your shares:
--------------------------------------------------------------------------------
MICHIGAN FUND
Class A shares        $662         $904        $1,165      $1,911
Class B shares        $168         $581        $1,020      $2,046*
--------------------------------------------------------------------------------
MINNESOTA FUND
Class A shares        $633         $886        $1,159      $1,935
Class B shares        $137         $563        $1,014      $2,071*
--------------------------------------------------------------------------------
MISSOURI FUND
Class A shares        $633         $894        $1,175      $1,975
Class B shares        $137         $571        $1,030      $2,110*
--------------------------------------------------------------------------------
OHIO FUND
Class A shares        $647         $890        $1,152      $1,898
Class B shares        $153         $567        $1,006      $2,033*
--------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A shares        $662         $898        $1,153      $1,881
Class B shares        $168         $575        $1,007      $2,016*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Michigan Fund generally invests in Michigan securities, the Minnesota Fund generally invests in Minnesota securities, and so on. However, each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota municipal obligations. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

      (i)    A downturn in the national or local economy;

      (ii) Adverse political or regulatory developments at the state or federal level;

      (iii)  Erosion of taxes or other revenues supporting debt obligations;

      (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

      (v)    Natural disasters, terrorist acts, or energy shortages;

      (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

      (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2004, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.6 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2004, FIMCO received advisory fees, net of waiver (if any), as follows: 0.47% of average daily net assets for Michigan Fund; 0.13% of average daily net assets for Minnesota Fund; 0.08% of average daily net assets for Missouri Fund; 0.31% of average daily net assets for Ohio Fund; and 0.50% of average daily net assets for Pennsylvania Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Directors/Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000.
Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.

For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                              SALES CHARGE AS A          SALES CHARGE AS A
                            PERCENTAGE OF OFFERING       PERCENTAGE OF NET
YOUR INVESTMENT                    PRICE*                AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                  5.75%                     6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                 4.50                      4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                 3.50                      3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                 2.50                      2.56
--------------------------------------------------------------------------------
$1,000,000 or more                  0**                       0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                   CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                       OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                        4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                        3
--------------------------------------------------------------------------------
In the 5th year                                   2
--------------------------------------------------------------------------------
In the 6th year                                   1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                  0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption. For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s),
(3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing. It is the policy of each Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of each Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. Each Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Minnesota residents, exempt interest dividends paid to shareholders from the Minnesota Fund that are derived from specified Minnesota obligations are exempt from the regular Minnesota personal income tax only if 95% or more of the exempt interest dividends paid by the Minnesota Fund are derived from specified Minnesota obligations.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
MICHIGAN FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
        NET ASSET    INCOME FROM                                 LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                       FROM
        BEGINNING
        OF PERIOD    Net          Net Realized    Total from     Net          Net Realized     Total
                     Investment   and             Investment     Investment   Gains            Distributions
                     Income       Unrealized      Operations     Income
                                  Gain (Loss)
                                  on Investments
---------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------
2000    $12.16       $.612        $.683           $1.295         $.606        $.119            $.725
2001     12.73        .581        (.090)            .491          .595         .006             .601
2002     12.62        .563         .668            1.231          .551         .270             .821
2003     13.03        .535         .061             .596          .541         .055             .596
2004     13.03        .523        (.240)            .283          .526         .007             .533

---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------

2000    $12.16       $.509        $.681           $1.190         $.511        $.119            $.630
2001     12.72        .487        (.092)            .395          .499         .006             .505
2002     12.61        .464         .661            1.125          .455         .270             .725
2003     13.01        .437         .063             .500          .445         .055             .500
2004     13.01        .425        (.238)            .187          .430         .007             .437
---------------------------------------------------------------------------------------------------------------

*  CALCULATED WITHOUT SALES CHARGES.
+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------
              TOTAL     RATIOS/SUPPLEMENTAL DATA
              RETURN
--------------------------------------------------------------------------------------------------
NET           TOTAL     NET          RATIO TO AVERAGE         RATIO TO AVERAGE         PORTFOLIO
ASSET         RETURN*   ASSETS AT    NET ASSETS +             NET ASSETS               TURNOVER
VALUE AT      (%)       END OF                                BEFORE EXPENSES          RATE (%)
END OF                  PERIOD       Expenses  Net            WAIVED OR ASSUMED
PERIOD                  (IN          (%)       Investment
                        THOU-                  Income (%)     Expenses  Net
                        SANDS)                                (%)       Investment
                                                                        Income (%)
--------------------------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------------------------
$12.73        10.96     $36,367       .87      4.94           1.12      4.69           23
 12.62         3.89      38,797       .86      2.49           1.16      2.19           22
 13.03         9.93      41,992       .92      4.33           1.17      4.08           27
 13.03         4.66      41,585       .94      4.11           1.19      3.86           29
 12.78         2.25      35,869       .90      4.07           1.19      3.78           23

--------------------------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------------------------

$12.72        10.03     $1,088       1.67      4.14           1.92      3.89           23
 12.61         3.12      1,448       1.61      1.74           1.91      1.44           22
 13.01         9.05      1,758       1.67      3.58           1.92      3.33           27
 13.01         3.91      1,686       1.69      3.36           1.94      3.11           29
 12.76         1.48      2,302       1.65      3.32           1.94      3.03           23

--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                     MICHIGAN FUND
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINNESOTA FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
        NET ASSET    INCOME FROM                                 LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                       FROM
        BEGINNING
        OF PERIOD    Net          Net Realized    Total from     Net          Net Realized     Total
                     Investment   and             Investment     Investment   Gains            Distributions
                     Income       Unrealized      Operations     Income
                                  Gain (Loss)
                                  on Investments
---------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------
2000    $10.98       $.581        $.600           $1.181         $.591        $--              $.591
2001     11.57        .555        (.045)            .510          .560         --               .560
2002     11.52        .520         .561            1.081          .521         --               .521
2003     12.08        .499         .083             .582          .492         --               .492
2004     12.17        .496        (.091)            .405          .495         --               .495

---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------

2000    $10.98       $.492        $.604           $1.096         $.506        $--              $.506
2001     11.57        .471        (.045)            .426          .476         --               .476
2002     11.52        .433         .554             .987          .427         --               .427
2003     12.08        .407         .089             .496          .396         --               .396
2004     12.18        .408        (.089)            .319          .399         --               .399
---------------------------------------------------------------------------------------------------------------

*  CALCULATED WITHOUT SALES CHARGES.
+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------
              TOTAL     RATIOS/SUPPLEMENTAL DATA
              RETURN
-------------------------------------------------------------------------------------------------
NET           TOTAL     NET          RATIO TO AVERAGE         RATIO TO AVERAGE         PORTFOLIO
ASSET         RETURN*   ASSETS AT    NET ASSETS +             NET ASSETS               TURNOVER
VALUE AT      (%)       END OF                                BEFORE EXPENSES          RATE (%)
END OF                  PERIOD       Expenses  Net            WAIVED OR ASSUMED
PERIOD                  (IN          (%)       Investment
                        THOU-                  Income (%)     Expenses  Net
                        SANDS)                                (%)       Investment
                                                                        Income (%)
-------------------------------------------------------------------------------------------------
 CLASS A
-------------------------------------------------------------------------------------------------


$11.57         11.08     $8,606       .50      5.21           1.15      4.56           32
 11.52          4.47     10,321       .50      4.77           1.15      4.12           27
 12.08          9.57     12,259       .60      4.40           1.26      3.74           28
 12.17          4.91     13,848       .60      4.14           1.30      3.44           32
 12.08          3.42     14,287       .60      4.12           1.24      3.48           18
-------------------------------------------------------------------------------------------------
 CLASS B
-------------------------------------------------------------------------------------------------


$11.57        10.24        $96       1.30      4.41           1.95      3.76           32
 11.52         3.72        234       1.25      4.02           1.90      3.37           27
 12.08         8.71        821       1.35      3.65           2.01      2.99           28
 12.18         4.17      1,194       1.35      3.39           2.05      2.69           32
 12.10         2.68      1,122       1.35      3.37           1.99      2.73           18


-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                    MINNSOTA FUND
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MISSOURI FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
        NET ASSET    INCOME FROM                                 LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                       FROM
        BEGINNING
        OF PERIOD    Net          Net Realized    Total from     Net          Net Realized     Total
                     Investment   and             Investment     Investment   Gains            Distributions
                     Income       Unrealized      Operations     Income
                                  Gain (Loss)
                                  on Investments
-------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------
2000    $12.09       $.618        $.814           $1.432         $.642        $--              $.642
2001     12.88        .604        (.073)            .531          .601         --               .601
2002     12.81        .559         .844            1.403          .563         --               .563
2003     13.65        .541         .185             .726          .534        .012              .546
2004     13.83        .558        (.056)            .502          .552         --               .552

-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------

2000    $12.10       $.520        $.812           $1.332         $.552        $--              $.552
2001     12.88        .503        (.068)            .435          .505         --               .505
2002     12.81        .460         .847            1.307          .467         --               .467
2003     13.65        .438         .180             .618          .426        .012              .438
2004     13.83        .454        (.050)            .404          .444         --               .444

-------------------------------------------------------------------------------------------------------------

*  CALCULATED WITHOUT SALES CHARGES.
+  NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------

              TOTAL     RATIOS/SUPPLEMENTAL DATA
              RETURN
-------------------------------------------------------------------------------------------------
NET           TOTAL     NET          RATIO TO AVERAGE         RATIO TO AVERAGE         PORTFOLIO
ASSET         RETURN*   ASSETS AT    NET ASSETS +             NET ASSETS               TURNOVER
VALUE AT      (%)       END OF                                BEFORE EXPENSES          RATE (%)
END OF                  PERIOD       Expenses  Net            WAIVED OR ASSUMED
PERIOD                  (IN          (%)       Investment
                        THOU-                  Income (%)     Expenses  Net
                        SANDS)                                (%)       Investment
                                                                        Income (%)
-------------------------------------------------------------------------------------------------
 CLASS A
-------------------------------------------------------------------------------------------------
$12.88        12.21      $3,344       .50      5.04           1.39      4.15           35
 12.81         4.17       4,585       .50      4.65           1.16      3.99           29
 13.65        11.16       6,656       .60      4.22           1.31      3.51           45
 13.83         5.43       8,158       .60      3.95           1.35      3.20           22
 13.78         3.73       7,839       .60      4.07           1.28      3.39            7
-------------------------------------------------------------------------------------------------
 CLASS B
-------------------------------------------------------------------------------------------------


$12.88        11.30       $251       1.30      4.24           2.19      3.35           35
 12.81         3.40        719       1.25      3.90           1.91      3.24           29
 13.65        10.36      2,096       1.35      3.47           2.06      2.76           45
 13.83         4.60      3,108       1.35      3.20           2.10      2.45           22
 13.79         2.99      3,274       1.35      3.32           2.03      2.64            7

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                    MISSOURI FUND
-------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
        NET ASSET    INCOME FROM                                 LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                       FROM
        BEGINNING
        OF PERIOD    Net          Net Realized    Total from     Net          Net Realized     Total
                     Investment   and             Investment     Investment   Gains            Distributions
                     Income       Unrealized      Operations     Income
                                  Gain (Loss)
                                  on Investments
---------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------
2000   $11.88       $.594        $.710           $1.304         $.636        $.088            $.724
2001    12.46        .567        (.067)            .500          .575         .105             .680
2002    12.28        .534         .768            1.302          .531         .191             .722
2003    12.86        .520         .087             .607          .517           --             .517
2004    12.95        .517        (.187)            .330          .510           --             .510

---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------

2000   $11.88       $.495        $.723           $1.218         $.540        $.088            $.628
2001    12.47        .477        (.073)            .404          .479         .105             .584
2002    12.29        .441         .765            1.206          .435         .191             .626
2003    12.87        .425         .086             .511          .421           --             .421
2004    12.96        .422        (.198)            .224          .414           --             .414
---------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER
     AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------
              TOTAL     RATIOS/SUPPLEMENTAL DATA
              RETURN
-------------------------------------------------------------------------------------------------
NET           TOTAL     NET          RATIO TO AVERAGE         RATIO TO AVERAGE         PORTFOLIO
ASSET         RETURN*   ASSETS AT    NET ASSETS +             NET ASSETS               TURNOVER
VALUE AT      (%)       END OF                                BEFORE EXPENSES          RATE (%)
END OF                  PERIOD       Expenses  Net            WAIVED OR ASSUMED
PERIOD                  (IN          (%)       Investment
                        THOU-                  Income (%)     Expenses  Net
                        SANDS)                                (%)       Investment
                                                                        Income (%)
-------------------------------------------------------------------------------------------------
 CLASS A
-------------------------------------------------------------------------------------------------
$12.46        11.32    $19,327        .80      4.92           1.15      4.57           35
 12.28         4.05     19,996        .80      4.51           1.18      4.13           40
 12.86        10.79     22,751        .75      4.20           1.19      3.76           40
 12.95         4.82     23,032        .75      4.02           1.20      3.57           32
 12.77         2.63     22,010        .75      4.06           1.19      3.62           24

CLASS B

$12.47        10.53       $972       1.60      4.12           1.95      3.77           35
 12.29         3.26      1,444       1.55      3.76           1.93      3.38           40
 12.87         9.95      2,595       1.50      3.45           1.94      3.01           40
 12.96         4.04      4,304       1.50      3.27           1.95      2.82           32
 12.77         1.78      3,658       1.50      3.31           1.94      2.87           24

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                        OHIO FUND
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
        NET ASSET    INCOME FROM                                 LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                       FROM
        BEGINNING
        OF PERIOD    Net          Net Realized    Total from     Net          Net Realized     Total
                     Investment   and             Investment     Investment   Gains            Distributions
                     Income       Unrealized      Operations     Income
                                  Gain (Loss)
                                  on Investments
---------------------------------------------------------------------------------------------------------------
CLASS A
2000   $12.36       $.615        $.740           $1.355         $.631        $.114            $.745
2001    12.97        .577        (.002)            .575          .591         .074             .665
2002    12.88        .547         .810            1.357          .541         .126             .667
2003    13.57        .538         .016             .554          .534         .050             .584
2004    13.54        .527        (.219)            .308          .528           --             .528

CLASS B

2000   $12.35       $.529        $.728           $1.257         $.533        $.114            $.647
2001    12.96        .473        (.004)            .469          .495         .074             .569
2002    12.86        .447         .814            1.261          .445         .126             .571
2003    13.55        .435         .024             .459          .429         .050             .479
2004    13.53        .427        (.227)            .200          .420           --             .420
---------------------------------------------------------------------------------------------------------------

*     CALCULATED WITHOUT SALES CHARGES.
+     NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER
      AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------
              TOTAL     RATIOS/SUPPLEMENTAL DATA
              RETURN
-------------------------------------------------------------------------------------------------
NET           TOTAL     NET          RATIO TO AVERAGE         RATIO TO AVERAGE         PORTFOLIO
ASSET         RETURN*   ASSETS AT    NET ASSETS +             NET ASSETS               TURNOVER
VALUE AT      (%)       END OF                                BEFORE EXPENSES          RATE (%)
END OF                  PERIOD       Expenses  Net            WAIVED OR ASSUMED
PERIOD                  (IN          (%)       Investment
                        THOU-                  Income (%)     Expenses  Net
                        SANDS)                                (%)       Investment
                                                                        Income (%)
-------------------------------------------------------------------------------------------------
 CLASS A
-------------------------------------------------------------------------------------------------
$12.97        11.29     $37,012       .87      4.88           1.12      4.63           40
 12.88         4.47      39,649       .86      4.39           1.16      4.09           35
 13.57        10.72      45,111       .91      4.10           1.16      3.85           23
 13.54         4.17      45,155       .90      3.98           1.15      3.73           12
 13.32         2.35      45,969       .90      3.95           1.16      3.69           24

 CLASS B

$12.96        10.44     $1,235       1.67      4.08           1.92      3.83           40
 12.86         3.64      2,562       1.61      3.64           1.91      3.34           35
 13.55         9.95      3,249       1.66      3.35           1.91      3.10           23
 13.53         3.45      3,534       1.65      3.23           1.90      2.98           12
 13.31         1.52      3,453       1.65      3.20           1.91      2.94           24
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                PENNSYLVANIA FUND
-------------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

SINGLE STATE INSURED TAX FREE

      Michigan Fund

      Minnesota Fund

      Missouri Fund

      Ohio Fund

      Pennsylvania Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares. To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-4623)